SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Information
Supplemental cash flow information was as follows:

Years Ended December 31,	2018	2017	2016
Interest paid	$3,065	$5,773	$3,362
Income taxes net of refunds	$115,301	$48,056	$99,006
Common stock issued for Alert Labs Inc.	$6,846	—	—